FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current
Marketable securities	$ 573	$ 571
Restricted cash	75	165
Derivative assets	190	185
Loans and notes receivable	306	396
Other financial assets	265	220
Total current	1,409	1,537
Non-current
Marketable securities	2,396	2,333
Restricted cash	65	63
Derivative assets	179	337
Loans and notes receivable	5,402	5,734
Other financial assets	2,207	2,367
Total non-current	10,249	10,834
Loans and notes receivable	$ 4,678	$ 5,014